5. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO, amounted to $10,300 and $10,575 for the nine months ended September 30, 2019 and 2018, respectively, and $7,300 and $0 for the three months ended September 30, 2019 and 2018, respectively. Account receivable balance due from Vitashower Corp. amounted to $0 and $39,625 as of September 30, 2019 and December 31, 2018, respectively.

Compensation for services provided by the President and Chief Executive Officer for the nine months ended September 30, 2019 and 2018 amounted to $90,000 and $90,000, respectively and three months ended September 30, 2019 and 2018 amounted to $30,000 and $30,000, respectively.

Note 5 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO, amounted to $22,200 and $6,571 for the years ended December 31, 2018 and 2017, respectively. Account receivable balance due from Vitashower Corp. amounted to $39,625 and $564 as of December 31, 2018 and 2017, respectively.

On May 30, 2018, the CEO and majority shareholder of the Company lent the Company $50,000 for operation use. The loan had no interest and is due upon demand. The loan was repaid on July 12, 2018.

Compensation for services provided by the President and Chief Executive Officer for the years ended December 31, 2018 and 2017 amounted to $120,000 and $120,000, respectively.

As of December 31, 2018, salaries earned by the CEO, Mr. Wang and his wife and not yet paid amounted to $4,921. The wife of CEO also works at the Company. For the years ended December 31, 2018 and 2017, Mrs. Wang’s salary amounted to $36,000 for each year.